Note 5 - Revenue from Contracts with Customers (Details Textual) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,196	$ 2,158	$ 4,380	$ 4,546	$ 6,012	$ 4,247	$ 0
Contract with Customer, Liability, Revenue Recognized			1,500	$ 900	$ 900	$ 500
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Number of Major Customers		1		1	2	1
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 900		$ 4,400	$ 3,800	$ 4,800
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member] | Minimum [Member]
Concentration Risk, Percentage	10.00%		10.00%	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 1,700				$ 3,900
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member] | Minimum [Member]
Concentration Risk, Percentage		10.00%				10.00%
Transferred over Time [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 413	$ 0	$ 1,236	$ 1,524	$ 1,600	$ 3,800
Transferred at Point in Time [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 783	$ 2,158	$ 3,144	$ 3,022	$ 4,400	$ 400